Taxation	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Taxation

16 TAXATION

Taxation charge	$ million
	2018	2017		2016
Current tax:
Charge in respect of current period	10,415	7,204		3,936
Adjustments in respect of prior periods	60	(613)		(1,205)
Total	10,475	6,591		2,731
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	1,438	(4,102)		(2,688)
Relating to changes in tax rates and legislation	(157)	2,004	[A]	(200)
Adjustments in respect of prior periods	(41)	202		986
Total	1,240	(1,896)		(1,902)
Total taxation charge	11,715	4,695		829

[A] Mainly in respect of the US Tax Cuts and Jobs Act (the Act).

Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods.

Reconciliation of applicable tax charge/(credit) at statutory tax rates to taxation charge			$ million
	2018	2017	2016
Income before taxation	35,621	18,130	5,606
Less: share of profit of joint ventures and associates	(4,106)	(4,225)	(3,545)
Income before taxation and share of profit of joint ventures and associates	31,515	13,905	2,061
Applicable tax charge/(credit) at statutory tax rates	11,444	4,532	(344)
Adjustments in respect of prior periods	19	(411)	(219)
Tax effects of:
Income not subject to tax at statutory rates	(1,783)	(1,852)	(1,740)
Expenses not deductible for tax purposes	1,379	2,423	2,066
(Recognition)/derecognition of deferred tax assets	(381)	(957)	1,575
Deductible items not expensed	(371)	(584)	(516)
Taxable income not recognised	312	251	509
Changes in tax rates and legislation	(157)	2,004	(200)
Other	1,253	(711)	(302)
Taxation charge	11,715	4,695	829

The weighted average of statutory tax rates was 36% in 2018 (2017: 33%; 2016: (17)%). Compared to 2017, the increase in the rate reflects a higher proportion of earnings in the Upstream segment, subject to relatively higher tax rates than earnings in Downstream and Integrated Gas. The negative rate in 2016 (tax credit on pre-tax income) was mainly due to losses incurred in jurisdictions with a higher weighted average statutory tax rate than jurisdictions in which profits were made.

Other tax-reconciling items include $819 million relating to the impact of movements in the Brazilian real, Australian dollar and Argentinian peso on deferred tax positions (2017: ($585) million, 2016: ($607) million).

Taxes payable	$ million
	Dec 31, 2018	Dec 31, 2017
Income taxes	3,990	4,062
Sales taxes, excise duties and similar levies	3,507	3,188
Total	7,497	7,250

Included in other receivables at December 31, 2018 (see Note 11), was income tax receivable of $1,042 million (2017: $933 million).

2018 - Deferred tax	$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2018	6,182	3,379	13,684	3,868	4,144	31,257
(Charge)/credit to income	166	345	(553)	14	119	91
Currency translation differences	(177)	(32)	(462)	(93)	(42)	(806)
Other	(269)	26	(502)	(479)	12	(1,212)
At December 31, 2018	5,902	3,718	12,167	3,310	4,233	29,330
Deferred tax liability
At January 1, 2018	—	(26,904)	—	(742)	(2,827)	(30,473)
(Charge)/credit to income	—	(1,751)	—	180	240	(1,331)
Currency translation differences	—	409	—	24	36	469
Other	—	475	—	(1,136)	(74)	(735)
At December 31, 2018	—	(27,771)	—	(1,674)	(2,625)	(32,070)
Net deferred tax liability at December 31, 2018						(2,740)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2018
Deferred tax asset						12,097
Deferred tax liability						(14,837)

2017 - Deferred tax	$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other [A]	Total
At January 1, 2017	7,733	3,510	16,600	5,053	4,374	37,270
(Charge)/credit to income	(1,853)	189	(2,732)	(493)	(265)	(5,154)
Currency translation differences	269	49	554	216	78	1,166
Other	33	(369)	(738)	(908)	(43)	(2,025)
At December 31, 2017	6,182	3,379	13,684	3,868	4,144	31,257
Deferred tax liability
At January 1, 2017	—	(33,963)	—	(582)	(3,574)	(38,119)
(Charge)/credit to income	—	6,437	—	(129)	742	7,050
Currency translation differences	—	(711)	—	(63)	(70)	(844)
Other	—	1,333	—	32	75	1,440
At December 31, 2017	—	(26,904)	—	(742)	(2,827)	(30,473)
Net deferred tax asset at December 31, 2017						784
Deferred tax asset/liability as presented in the balance sheet at December 31, 2017
Deferred tax asset						13,791
Deferred tax liability						(13,007)

[A] Reclassified from the Other category to Tax losses carried forward to align with current year presentation.

The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.

Other movements in deferred tax assets and liabilities principally relate to acquisitions, sales of non-current assets and businesses, and amounts recognised in other comprehensive income, which in 2017 included amounts in respect of the Act.

The amount of deferred tax assets dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions, where Shell has suffered a loss in the current or preceding year, was $9,979 million at December 31, 2018 (2017: $12,452 million). It is considered probable based on business forecasts that such profits will be available.

Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates amounted to $3,951 million (2017: $3,746 million).

Unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $34,910 million at December 31, 2018 (2017: $34,773 million) including amounts of $27,604 million (2017: $28,016 million) that are subject to time limits for utilisation of five years or later, or are not time limited.